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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Motley Fool Asset Management LLC
                 -------------------------------
   Address:      2000 Duke St, Suite 175,
                 -------------------------------
                 Alexandria, VA 22314
                 -------------------------------

Form 13F File Number: 28-14177
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip Biedronski
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   703-254-1566
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Philip Biedronski               Alexandria, VA       02/08/13
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 73
                                        --------------------

Form 13F Information Table Value Total:            210,268
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None

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

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE    SHARED   NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- --------- -------- -------
HCC INSURANCE HOLDINGS,
 INC.                     Common Stock   404132102 9,217         247,700  SHS      SOLE                    247,700
BERKSHIRE HATHAWAY INC.   Common Stock   084670108 8,044              60  SHS      SOLE                         60
Markel Corporation        Common Stock   570535104 7,411          17,100  SHS      SOLE                     17,100
WELLPOINT, INC.           Common Stock   94973V107 7,304         119,897  SHS      SOLE                    119,897
LOEWS CORPORATION         Common Stock   540424108 6,630         162,690  SHS      SOLE                    162,690
YUM! BRANDS, INC.         Common Stock   988498101 6,582          99,132  SHS      SOLE                     99,132
SBA COMMUNICATIONS
 CORPORATION              Common Stock   78388J106 6,548          92,250  SHS      SOLE                     92,250
BROOKFIELD ASSET
 MANAGEMENT INC.          Common Stock   112585104 6,321         172,474  SHS      SOLE                    172,474
DENBURY RESOURCES INC.    Common Stock   247916208 6,245         385,500  SHS      SOLE                    385,500
UNDER ARMOUR, INC.        Common Stock   904311107 5,528         113,910  SHS      SOLE                    113,910
CHIPOTLE MEXICAN GRILL,
 INC.                     Common Stock   169656105 5,414          18,200  SHS      SOLE                     18,200
GOOGLE INC.               Common Stock   38259P508 5,305           7,500  SHS      SOLE                      7,500
NATUS MEDICAL
 INCORPORATED             Common Stock   639050103 5,019         449,600  SHS      SOLE                    449,600
Banco Latinoamericano
 de Comercio Exterior,
 S.A.                     Common Stock   P16994132 4,913         227,865  SHS      SOLE                    227,865
Baidu, Inc.               American
                          Depository
                          Receipt (ADR)  056752108 4,883          48,686  SHS      SOLE                     48,686
PAYCHEX, INC.             Common Stock   704326107 4,718         151,702  SHS      SOLE                    151,702
Geospace Technologies
 Corporation.             Common Stock   37364X109 4,212          47,400  SHS      SOLE                     47,400
LEVEL 3 COMMUNICATIONS,
 INC.                     Common Stock   52729N308 4,119         178,250  SHS      SOLE                    178,250
PENN NATIONAL GAMING,
 INC.                     Common Stock   707569109 4,061          82,700  SHS      SOLE                     82,700
INNOPHOS HOLDINGS, INC.   Common Stock   45774N108 3,774          81,164  SHS      SOLE                     81,164
Arcos Dorados Holdings
 Inc.                     Common Stock   G0457F107 3,753         313,762  SHS      SOLE                    313,762
DR.REDDY'S LABORATORIES   American
 LTD                      Depository
                          Receipt (ADR)  256135203 3,710         111,456  SHS      SOLE                    111,456
INFINERA CORPORATION      Common Stock   45667G103 3,565         613,600  SHS      SOLE                    613,600
FLOWSERVE CORPORATION     Common Stock   34354P105 3,332          22,700  SHS      SOLE                     22,700
BROOKFIELD
 INFRASTRUCTURE
 PARTNERS L.P.            Unit           G16252101 3,247          92,127  SHS      SOLE                     92,127
CROWN HOLDINGS, INC.      Common Stock   228368106 3,121          84,800  SHS      SOLE                     84,800
ANNALY CAPITAL            Real Estate
 MANAGEMENT, INC.         Investment
                          Trust (REIT)   035710409 3,089         219,989  SHS      SOLE                    219,989
COVIDIEN PUBLIC
 LIMITED COMPANY          Common Stock     B1YWB83 3,068          53,128  SHS      SOLE                     53,128
COSTCO WHOLESALE
 CORPORATION              Common Stock   22160K105 2,918          29,558  SHS      SOLE                     29,558
DREAMWORKS ANIMATION
 SKG, INC.                Common Stock   26153C103 2,893         174,600  SHS      SOLE                    174,600
FORMFACTOR, INC.          Common Stock   346375108 2,871         629,600  SHS      SOLE                    629,600
ENSTAR GROUP LIMITED      Common Stock   G3075P101 2,722          24,310  SHS      SOLE                     24,310
NVIDIA CORPORATION        Common Stock   67066G104 2,611         213,000  SHS      SOLE                    213,000
TRIMAS CORPORATION        Common Stock   896215209 2,431          86,800  SHS      SOLE                     86,800
OCCIDENTAL PETROLEUM
 CORPORATION              Common Stock   674599105 2,348          30,645  SHS      SOLE                     30,645
ZIMMER HOLDINGS, INC.     Common Stock   98956P102 2,333          35,000  SHS      SOLE                     35,000
BRF - Brasil Foods S.A.   American
                          Depository
                          Receipt (ADR)  10552T107 2,295         108,704  SHS      SOLE                    108,704
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.      Common Stock   808541106 2,233          57,200  SHS      SOLE                     57,200
COMPAGNIE GENERALE DE     American
 GEOPHYSIQUE - VERITAS    Depository
 S.A.                     Receipt (ADR)  204386106 2,152          70,500  SHS      SOLE                     70,500
INTL FCSTONE INC.         Common Stock   46116V105 2,138         122,813  SHS      SOLE                    122,813
CISCO SYSTEMS, INC.       Common Stock   17275R102 2,063         105,000  SHS      SOLE                    105,000
AMERICAN WOODMARK
 CORPORATION              Common Stock   030506109 1,925          69,200  SHS      SOLE                     69,200
FLOW INTERNATIONAL
 CORPORATION              Common Stock   343468104 1,867         533,400  SHS      SOLE                    533,400
RETAIL OPPORTUNITY        Real Estate
 INVESTMENTS CORP.        Investment
                          Trust (REIT)   76131N101 1,845         143,560  SHS      SOLE                    143,560
DOLLAR TREE, INC.         Common Stock   256746108 1,825          45,000  SHS      SOLE                     45,000
THOR INDUSTRIES, INC.     Common Stock   885160101 1,759          46,988  SHS      SOLE                     46,988
DIAMOND HILL INVESTMENT
 GROUP, INC.              Common Stock   25264R207 1,716          25,284  SHS      SOLE                     25,284
TD AMERITRADE HOLDING
 CORPORATION              Common Stock   87236Y108 1,681         100,000  SHS      SOLE                    100,000
Philip Morris
 International Inc.       Common Stock   718172109 1,595          19,072  SHS      SOLE                     19,072
RED ROBIN GOURMET
 BURGERS, INC.            Common Stock   75689M101 1,588          45,000  SHS      SOLE                     45,000
DREW INDUSTRIES
 INCORPORATED             Common Stock   26168L205 1,526          47,311  SHS      SOLE                     47,311
TRACTOR SUPPLY
 COMPANY                  Common Stock   892356106 1,476          16,700  SHS      SOLE                     16,700
QUEST DIAGNOSTICS
 INCORPORATED             Common Stock   74834L100 1,398          24,000  SHS      SOLE                     24,000
HECKMANN CORPORATION      Common Stock   422680108 1,378         342,000  SHS      SOLE                    342,000
WYNN RESORTS, LIMITED     Common Stock   983134107 1,237          11,000  SHS      SOLE                     11,000
LIBERTY INTERACTIVE
 CORPORATION              Common Stock   53071M104 1,144          58,150  SHS      SOLE                     58,150
Horsehead Holding
 Corp. 10.500 06/01/2017  Corporate Bond       N/A 1,050       1,000,000  SHS      SOLE                  1,000,000
THE FEMALE HEALTH
 COMPANY                  Common Stock   314462102 1,045         145,500  SHS      SOLE                    145,500
CARBO CERAMICS INC.       Common Stock     2238821 1,034          13,200  SHS      SOLE                     13,200
AUTOZONE, INC.            Common Stock   053332102   992           2,800  SHS      SOLE                      2,800
HORSEHEAD HOLDING CORP.   Common Stock   440694305   941          92,200  SHS      SOLE                     92,200
WATERS CORPORATION        Common Stock   941848103   941          10,800  SHS      SOLE                     10,800
KAPSTONE PAPER AND
 PACKAGING CORPORATION    Common Stock   48562P103   914          41,200  SHS      SOLE                     41,200
SUFFOLK BANCORP.          Common Stock   864739107   904          69,000  SHS      SOLE                     69,000
KAR AUCTION SERVICES,
 INC.                     Common Stock   48238T109   648          32,000  SHS      SOLE                     32,000
TEVA PHARMACEUTICAL       American
 INDUSTRIES LIMITED       Depository
                          Receipt (ADR)  881624209   456          12,201  SHS      SOLE                     12,201
HDFC BANK LIMITED         American
                          Depository
                          Receipt (ADR)  40415F101   450          11,050  SHS      SOLE                     11,050
STERLITE INDUSTRIES       American
 (INDIA) LIMITED          Depository
                          Receipt (ADR)  859737207   431          50,080  SHS      SOLE                     50,080
HURON CONSULTING GROUP
 INC.                     Common Stock   447462102   337          10,000  SHS      SOLE                     10,000
CAPSTEAD MORTGAGE         Real Estate
 CORPORATION              Investment
                          Trust (REIT)   14067E506   287          25,000  SHS      SOLE                     25,000
WALTER ENERGY, INC.       Common Stock   93317Q105   269           7,500  SHS      SOLE                      7,500
Liberty Ventures
 Series A                 Common Stock     B8FK6R9   265           3,911  SHS      SOLE                      3,911
STATOIL ASA               American
                          Depository
                          Receipt (ADR)    2763129   200           8,000  SHS      SOLE                      8,000

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